SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Expected credit losses, Prepayments, Inventories & Deposits and other assets (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Allowance for credit losses	$ 2,345,747	$ 2,221,430	$ 438,997
Impairment loss on inventories	0	0	$ 0
Prepayments, impairment losses	4,867	5,002
Deposits and other assets, allowance for credit losses	$ 100,000	$ 100,000
Maximum
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Credit period (in days)	180 days	90 days	90 days